UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8327

Name of Fund:  Merrill Lynch Global Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch Global Growth Fund, Inc.

Schedule of Investments as of May 31, 2005                                                                      (in U.S. dollars)

AFRICA               Industry*               Shares Held   Common Stocks                                                 Value
South Africa - 2.1%  Food Products - 0.4%       130,500    Tiger Brands Ltd.                                      $     2,089,431

                     Industrial                 127,200    Barloworld Ltd.                                              1,658,680
                     Conglomerates - 0.4%

                     Oil, Gas & Consumable      177,900    Sasol Ltd. (d)                                               4,411,920
                     Fuels - 0.9%

                     Specialty Retail - 0.4%     44,600    Edgars Consolidated Stores Ltd.                              1,757,961

                                                           Total Common Stocks in Africa - 2.1%                         9,917,992


EUROPE

France - 4.9%        Construction &              33,000    VINCI SA                                                     2,479,441
                     Engineering - 0.5%

                     Pharmaceuticals - 2.3%     117,300    Sanofi-Aventis                                              10,616,499

                     Textiles, Apparel &         118,100   LVMH Moet Hennessy Louis Vuitton SA                          8,457,796
                     Luxury Goods - 1.8%

                     Transportation              30,600    Autoroutes du Sud de la France                               1,583,879
                     Infrastructure - 0.3%

                                                           Total Common Stocks in France                               23,137,615


Germany - 0.5%       Textiles, Apparel &           9,900   Puma AG Rudolf Dassler Sport                                 2,516,440
                     Luxury Goods - 0.5%

                                                           Total Common Stocks in Germany                               2,516,440


Spain - 2.0%         Commercial Banks - 0.8%     62,800    Banco Popular Espanol SA                                     3,752,274

                     Construction &             215,512    ACS Actividades de Construccion y Servicios, SA              5,747,838
                     Engineering - 1.2%

                                                           Total Common Stocks in Spain                                 9,500,112


Sweden - 2.0%        Communications           1,495,900    Telefonaktiebolaget LM Ericsson                              4,727,372
                     Equipment - 1.0%

                     Machinery - 1.0%            63,100    SKF AB (a)                                                     212,193
                                                422,100    SKF AB Class B (e)                                           4,360,920
                                                                                                                  ---------------
                                                                                                                        4,573,113

                                                           Total Common Stocks in Sweden                                9,300,485


Switzerland - 3.8%   Health Care Equipment &     83,900    Alcon, Inc.                                                  8,580,453
                     Supplies - 3.0%             50,400    Synthes, Inc.                                                5,550,072
                                                                                                                  ---------------
                                                                                                                       14,130,525

                     Textiles, Apparel &        149,500    Swatch Group AG Registered Shares                            4,100,743
                     Luxury Goods - 0.8%

                                                           Total Common Stocks in Switzerland                          18,231,268


United Kingdom -     Commercial Banks - 4.8%    997,800    HSBC Holdings Plc                                           15,784,982
6.5%                                            876,400    Lloyds TSB Group Plc                                         7,235,715
                                                                                                                  ---------------
                                                                                                                       23,020,697

                     Household Products - 1.7%  258,500    Reckitt Benckiser Plc                                        7,914,996

                                                           Total Common Stocks in the United Kingdom                   30,935,693

                                                           Total Common Stocks in Europe - 19.7%                       93,621,613

NORTH
AMERICA

Canada - 1.1%        Metals & Mining - 1.1%     125,600    Cameco Corp.                                                 5,173,620

                                                           Total Common Stocks in Canada                                5,173,620


United States -      Aerospace & Defense - 1.9%  74,600    Boeing Co.                                                   4,766,940
38.1%                                            68,600    Lockheed Martin Corp.                                        4,451,454
                                                                                                                  ---------------
                                                                                                                        9,218,394

                     Biotechnology - 1.6%       190,700    Gilead Sciences, Inc. (a)                                    7,780,560

                     Capital Markets - 0.8%      53,000    Franklin Resources, Inc.                                     3,823,420

                     Chemicals - 3.5%            39,200    Air Products & Chemicals, Inc.                               2,361,016
                                                174,500    The Dow Chemical Co.                                         7,903,105
                                                 55,000    E.I. du Pont de Nemours & Co.                                2,558,050
                                                 56,600    Praxair, Inc.                                                2,652,842
                                                 18,100    Sigma-Aldrich Corp.                                          1,084,371
                                                                                                                  ---------------
                                                                                                                       16,559,384

                     Commercial Banks - 2.3%     95,800    Bank of America Corp.                                        4,437,456
                                                222,500    U.S. Bancorp                                                 6,525,925
                                                                                                                  ---------------
                                                                                                                       10,963,381

                     Consumer Finance - 1.1%    244,100    MBNA Corp.                                                   5,148,069

                     Diversified Financial      140,900    Citigroup, Inc.                                              6,637,799
                     Services - 1.4%

                     Energy Equipment &          16,200    Cooper Cameron Corp. (a)                                       957,582
                     Services - 2.9%             48,500    Grant Prideco, Inc. (a)                                      1,164,970
                                                 39,200    National Oilwell Varco, Inc. (a)                             1,764,000
                                                 47,800    Schlumberger Ltd.                                            3,268,086
                                                 15,800    Smith International, Inc.                                      928,408
                                                112,900    Transocean, Inc. (a)                                         5,623,549
                                                                                                                  ---------------
                                                                                                                       13,706,595

                     Food Products - 1.0%        38,800    McCormick & Co., Inc.                                        1,312,992
                                                 48,500    Wm. Wrigley Jr. Co.                                          3,311,095
                                                                                                                  ---------------
                                                                                                                        4,624,087

                     Health Care Equipment &    109,000    Boston Scientific Corp. (a)                                  2,952,810
                     Supplies - 4.1%             14,300    Intuitive Surgical, Inc. (a)                                   707,850
                                                 92,700    Medtronic, Inc.                                              4,982,625
                                                 87,500    St. Jude Medical, Inc. (a)                                   3,510,500
                                                 92,900    Varian Medical Systems, Inc. (a)                             3,493,969
                                                 58,000    Zimmer Holdings, Inc. (a)                                    4,441,640
                                                                                                                  ---------------
                                                                                                                       20,089,394

                     Health Care Providers       90,300    Caremark Rx, Inc. (a)                                        4,032,798
                     & Services - 2.2%           15,600    Covance, Inc. (a)                                              681,096
                                                 38,800    UnitedHealth Group, Inc.                                     1,884,904
                                                 29,100    WellPoint, Inc. (a)                                          3,870,300
                                                                                                                  ---------------
                                                                                                                       10,469,098

                     Hotels, Restaurants &       71,300    Carnival Corp.                                               3,771,770
                     Leisure - 3.3%              31,200    Starbucks Corp. (a)                                          1,708,200
                                                 48,200    Station Casinos, Inc.                                        3,137,820
                                                 60,200    Wynn Resorts Ltd. (a)                                        2,820,370
                                                 72,000    Yum! Brands, Inc.                                            3,692,880
                                                                                                                  ---------------
                                                                                                                       15,131,040

                     Household Products - 0.9%   79,600    Procter & Gamble Co.                                         4,389,940

                     Industrial                 167,500    3M Co.                                                      12,838,875
                     Conglomerates - 5.2%       330,500    General Electric Co.                                        12,056,640
                                                                                                                  ---------------
                                                                                                                       24,895,515

                     Internet Software &          9,500    Google, Inc. (a)                                             2,644,800
                     Services - 1.3%             95,100    Yahoo!, Inc. (a)                                             3,537,720
                                                                                                                  ---------------
                                                                                                                        6,182,520

                     Machinery - 1.4%            36,900    Caterpillar, Inc.                                            3,472,659
                                                 49,200    Deere & Co.                                                  3,254,580
                                                                                                                  ---------------
                                                                                                                        6,727,239

                     Media - 0.7%                96,935    News Corp. Class B                                           1,619,784
                                                 64,700    Walt Disney Co.                                              1,775,368
                                                                                                                  ---------------
                                                                                                                        3,395,152

                     Oil, Gas & Consumable       15,300    Ashland, Inc.                                                1,044,990
                     Fuels - 0.2%

                     Personal Products - 0.8%    90,900    Avon Products, Inc.                                          3,612,366

                     Pharmaceuticals - 1.3%      88,800    Johnson & Johnson                                            5,958,480

                     Trading Companies &         25,500    MSC Industrial Direct Co. Class A                              793,815
                     Distributors - 0.2%

                                                           Total Common Stocks in the United States                   181,151,238

                                                           Total Common Stocks in North America - 39.2%               186,324,858

PACIFIC
BASIN

Australia - 17.4%    Beverages - 2.5%         1,306,700    Coca-Cola Amatil Ltd. (e)                                    7,773,732
                                                992,800    Foster's Group Ltd.                                          4,062,932
                                                                                                                  ---------------
                                                                                                                       11,836,664

                     Biotechnology - 1.6%       337,800    CSL Ltd.                                                     7,398,463

                     Capital Markets - 2.7%     251,900    Macquarie Bank Ltd. (e)                                      9,611,954
                                                 82,600    Perpetual Trustees Australia Ltd.                            3,505,517
                                                                                                                  ---------------
                                                                                                                       13,117,471

                     Commercial Banks - 5.0%    372,500    Australia & New Zealand Banking Group Ltd.                   6,055,327
                                                326,300    Commonwealth Bank of Australia (e)                           9,161,979
                                                354,300    National Australia Bank Ltd. (e)                             8,444,537
                                                                                                                  ---------------
                                                                                                                       23,661,843

                     Diversified Financial       99,100    Australian Stock Exchange Ltd.                               1,719,109
                     Services - 0.4%

                     Health Care Equipment &    114,000    Cochlear Ltd.                                                2,790,560
                     Supplies - 0.6%

                     Insurance - 1.6%           702,100    QBE Insurance Group Ltd. (e)                                 7,805,722

                     Media - 1.7%               708,300    Publishing & Broadcasting Ltd.                               8,180,620

                     Road & Rail - 1.3%         658,767    Toll Holdings Ltd.                                           6,240,593

                                                           Total Common Stocks in Australia                            82,751,045


China - 0.1%         Electrical                 261,800    BYD Company Limited 'H'                                        604,079
                     Equipment - 0.1%

                                                           Total Common Stocks in China                                   604,079


Hong Kong - 7.2%     Airlines - 1.7%          4,352,300    Cathay Pacific Airways Ltd.                                  7,888,554

                     Distributors - 0.5%      1,693,000    China Resources Enterprise                                   2,328,629

                     Electric                 2,605,200    Cheung Kong Infrastructure Holdings Ltd.                     7,869,885
                     Utilities - 1.6%

                     Marine - 1.1%            1,290,200    NWS Holdings Ltd.                                            1,791,184
                                                790,500    Orient Overseas International Ltd.                           3,424,453
                                                                                                                  ---------------
                                                                                                                        5,215,637

                     Real Estate - 0.3%       1,669,800    Shun Tak Holdings Ltd.                                       1,577,652

                     Transportation           2,455,000    COSCO Pacific Ltd.                                           4,765,275
                     Infrastructure - 2.0%    2,459,000    China Merchants Holdings International Co., Ltd.             4,599,186
                                                                                                                  ---------------
                                                                                                                        9,364,461

                                                           Total Common Stocks in Hong Kong                            34,244,818


India - 7.2%         Auto Components - 0.2%      27,300    Bharat Forge Ltd.                                              848,612

                     Automobiles - 0.5%         223,800    Tata Motors Ltd.                                             2,214,978

                     Commercial Banks - 1.4%    394,000    HDFC Bank Ltd.                                               4,864,092
                                                 69,918    ICICI Bank Ltd.                                                626,617
                                                 72,600    ICICI Bank Ltd. (d)                                          1,410,618
                                                                                                                  ---------------
                                                                                                                        6,901,327

                     Construction &             105,700    Larsen & Toubro Ltd.                                         2,528,995
                     Engineering - 0.5%

                     Construction                84,300    Grasim Industries Ltd                                        2,175,381
                     Materials - 0.5%            28,423    Ultra Tech Cement Ltd.                                         211,101
                                                                                                                  ---------------
                                                                                                                        2,386,482

                     Electrical                  86,700    Bharat Heavy Electricals Ltd.                                1,746,090
                     Equipment - 0.4%

                     Household                  865,600    Hindustan Lever Ltd.                                         2,832,567
                     Products - 0.6%

                     IT Services - 2.3%         162,700    Infosys Technologies Ltd.                                    8,370,989
                                                 79,300    Tata Consultancy Services Ltd.                               2,420,422
                                                                                                                  ---------------
                                                                                                                       10,791,411

                     Metals & Mining - 0.5%      91,700    Hindalco Industries Ltd.                                     2,369,589

                     Pharmaceuticals - 0.3%     140,400    Sun Pharmaceuticals Industries Ltd.                          1,686,276

                                                           Total Common Stocks in India                                34,306,327


Singapore - 0.3%     Beverages - 0.2%           163,200    Asia Pacific Breweries Ltd.                                    868,738

                     Food Products - 0.1%       909,000    People's Food Holdings Ltd.                                    511,212

                                                           Total Common Stocks in Singapore                             1,379,950



South Korea - 4.9%   Auto Components - 0.3%     130,200    Hankook Tire Co. Ltd.                                        1,478,225

                     Automobiles - 2.2%         185,000    Hyundai Motor Co.                                           10,401,091

                     Chemicals - 0.5%            65,300    LG Chem Ltd.                                                 2,379,549

                     Diversified                118,100    KT Corp.                                                     4,766,158
                     Telecommunication
                     Services - 1.0%

                     Machinery - 0.9%           203,200    Daewoo Shipbuilding & Marine Engineering Co., Ltd.           4,110,342

                                                           Total Common Stocks in South Korea                          23,135,365

                                                           Total Common Stocks in the Pacific Basin - 37.1%           176,421,584

                                                           Total Common Stocks
                                                           (Cost - $433,912,573) - 98.1%                              466,286,047


EUROPE                                                     Preferred Stocks
Germany - 2.1%       Automobiles - 2.1%          14,323    Porsche AG                                                   9,992,215

                                                           Total Preferred Stocks in Europe - 2.1%                      9,992,215

                                                           Total Preferred Stocks
                                                           (Cost - $7,365,868) - 2.1%                                   9,992,215


                                     Beneficial Interest   Short-Term Securities
                                         $    7,293,331    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I (b)                                                 7,293,331
                                              25,251,000   Merrill Lynch Liquidity Series, LLC Money Market
                                                           Series (b)(c)                                               25,251,000

                                                           Total Short-Term Securities
                                                           (Cost - $32,544,331) - 6.9%                                 32,544,331

                     Total Investments (Cost - $473,822,772**) - 107.1%                                               508,822,593
                     Liabilities in Excess of Other Assets - (7.1%)                                                  (33,729,973)
                                                                                                                  ---------------
                     Net Assets - 100.0%                                                                          $   475,092,620
                                                                                                                  ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     473,903,261
                                                      =================
    Gross unrealized appreciation                     $      48,639,591
    Gross unrealized depreciation                          (13,720,259)
                                                      -----------------
    Net unrealized appreciation                       $      34,919,332
                                                      =================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                              Interest/
                                            Net                Dividend
    Affiliate                             Activity              Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I             $    6,279,695     $  115,649
    Merrill Lynch Liquidity Series,
      LLC Money Market Series             $ (32,880,800)     $   59,624

(c) Security was purchased with the cash proceeds from securities loans.

(d) Depositary Receipts.

(e) Security, or a portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 15, 2005